                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

        Report for the Calendar Year or Quarter End: December 31, 2005

                         Pamet Capital Management, LLC
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                   Name of Institutional Investment Manager

                  222 Berkeley Street, 22nd Floor  Boston       MA        02116
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Business Address          (Street)                (City)      (State)     (Zip)

13F File Number:    028-10112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Jason Price                Chief Financial Officer              617-646-6100
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(Name)                              (Title)                        (Phone)

Signature, Place and Date of Signing:

/s/ Jason Price
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222 Berkeley Street, 22nd Floor, Boston, MA 02116
2/14/2006

        Report Type:

        [X]  13F HOLDINGS REPORT.

        [ ]  13F NOTICE.

        [ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers: 1
List of Other Included Managers: Abrams Capital, LLC

Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: 1,258,294,000

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                         Pamet Capital Management, LLC

                          FORM 13F INFORMATION TABLE
                             AS OF DATE: 12/31/05

                                                                                                   ITEM 8
                                                                          ITEM 6             VOTING AUTHORITY
                                                  ITEM 4       ITEM 5    INVSTMT   ITEM 7  ---------------------
        ITEM 1              ITEM 2      ITEM 3    VALUE    SHARES/  PUT/ DSCRETN   OTHER
NAME OF ISSUER          TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  CALL  SOLE   MANAGERS*   SOLE    SHARED NONE
--------------          -------------- --------- -------- --------- ---- ------- --------- --------- ------ ----
Allegheny Energy Inc       COM         017361106  11,033    348,600       SOLE               348,600
Allegheny Energy Inc       COM         017361106 145,992  4,612,700       SOLE       1     4,612,700
Altria Group Inc           COM         02209S103  14,062    188,200 CALL  SOLE               188,200
Altria Group Inc           COM         02209S103 215,328  2,881,800 CALL  SOLE       1     2,881,800
Brookdale Sr Living Inc    COM         112463104     396     13,300       SOLE                13,300
Brookdale Sr Living Inc    COM         112463104   5,566    186,700       SOLE       1       186,700
Echostar Communications
New                        CL A        278762109   9,323    343,000       SOLE               343,000
Echostar Communications
New                        CL A        278762109 122,913  4,522,200       SOLE       1     4,522,200
Erie Indty Co              CL A        29530P102   4,064     76,400       SOLE                76,400
Erie Indty Co              CL A        29530P102  55,078  1,035,292       SOLE       1     1,035,292
Gentek Inc                 COM NEW     37245X203     274     15,300       SOLE                15,300
Gentek Inc                 COM NEW     37245X203   3,994    223,374       SOLE       1       223,374
Global Signal Inc          COM         37944Q103  19,626    457,862       SOLE               457,862
Global Signal Inc          COM         37944Q103 304,575  7,118,841       SOLE       1     7,118,841
Golden West Finl Corp
Del                        COM         381317106   4,224     64,000       SOLE                64,000
Golden West Finl Corp
Del                        COM         381317106  58,958    893,300       SOLE       1       893,300
Group 1 Automotive Inc     COM         398905109   1,094     34,800       SOLE                34,800
Group 1 Automotive Inc     COM         398905109  15,357    488,600       SOLE       1       488,600
Hospira Inc                COM         441060100   3,555     83,100       SOLE                83,100
Hospira Inc                COM         441060100  48,581  1,135,600       SOLE       1     1,135,600
Morgan Stanley             COM NEW     617446448   2,213     39,000       SOLE                39,000
Morgan Stanley             COM NEW     617446448  33,948    598,300       SOLE       1       598,300
SLM Corp                   COM         78442P106   4,853     88,100       SOLE                88,100
SLM Corp                   COM         78442P106  66,934  1,215,000       SOLE       1     1,215,000
TAL Intl Group Inc         COM         874083108   2,441    118,200       SOLE               118,200
TAL Intl Group Inc         COM         874083108  33,928  1,643,000       SOLE       1     1,643,000
USA Mobility Inc           COM         90341G103   3,965    143,043       SOLE               143,043
USA Mobility Inc           COM         90341G103  66,019  2,381,633       SOLE       1     2,381,633

* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.